Nature of business and summary of significant accounting policies, Advertising & Share-based compensation (FY) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Advertising [Abstract]
Advertising costs	$ 600
Share-based compensation [Abstract]
Expected life		3 years
Halo Acquisition [Member]
Advertising [Abstract]
Advertising costs		$ 6,700	$ 3,900